Summary of significant accounting policies (Tables)	6 Months Ended
Mar. 31, 2021
Summary of significant accounting policies
Schedule of carrying amount of this variable interest entities assets and liabilities

	March 31,	September 30,
	2021	2020
Current assets	$3,972,028	$4,335,297
Non-current assets	329,957	392,517
Total assets	4,301,985	4,727,814
Total liabilities	(3,664,616)	(4,135,859)
Net assets	$637,369	$591,955

Schedule of useful lives of property, plant and equipment, net

Plant, machinery and equipment	5 – 10 years
Transportation equipment	4 years
Office equipment	3 – 5 years
Leasehold improvement	Shorter of lease term or useful life

Summary of component of basic and diluted EPS

Year Ended March 31,	2021	2020
Net income (loss) available for common shareholders (A)	$1,362,616	$(57,052)
Weighted average outstanding shares of ordinary shares (B)	20,855,641	13,783,362
Dilutive effect of investor and placement agent warrants	—	4,621,418
Diluted ordinary shares and ordinary shares equivalents (C)	20,855,641	18,404,780
Earnings per share
Basic (A/B)	$0.07	$(0.00)
Diluted (A/C)	$0.07	$(0.00)